COMMON AND PREFERRED STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
COMMON AND PREFERRED STOCK

NOTE D - COMMON AND PREFERRED STOCK

Pursuant to the Company’s Amended and Restated Certificate of Incorporation (the “Amended and Restated Certificate of Incorporation”), filed with the Delaware Secretary of State on January 8, 2018, the Company is authorized to issue 40,000,000 shares of preferred stock and 80,000,000 shares of common stock each with a par value of $0.0001 per share. The Company has designated 3,000,000 shares of preferred stock as Series F preferred stock.

Pursuant to the terms of an employment agreement dated January 1, 2012 (the “Effective Date”) by and between Sanovas and Lawrence Gerrans, the then President and Chief Executive Officer of Sanovas (the “Original Employment Agreement”), in consideration for Mr. Gerrans’ services, Mr. Gerrans was to receive, among other consideration, the following equity securities: (i) 441,177 shares of restricted common stock of each of the wholly-owned subsidiaries of Sanovas, as of the Effective Date (the “Affiliate Subsidiaries”), representing 7.5% of the total equity capital of each such subsidiary issued and outstanding as of the date of grant; and (ii) 5,000 shares of Series F preferred stock of Sanovas and each of the Affiliate Subsidiaries. The Company was incorporated in Delaware on November 17, 2017, subsequent to the Effective Date, and as such these shares were never issued by the Company because the Company was not an Affiliate Subsidiary of Sanovas. Thereafter, in May 2015, Mr. Gerrans’ Original Employment Agreement was amended and restated with an effective date of January 1, 2012 (the “Amended and Restated Employment Agreement”), the same as the Effective Date of the Original Employment Agreement. Pursuant to the Amended and Restated Employment Agreement, in consideration for Mr. Gerrans’ services, Mr. Gerrans was to receive, among other consideration, the following equity securities: (i) 7.5% of the total equity capital of each of Sanovas’ Affiliate Subsidiaries as of the Effective Date or thereafter formed (collectively, the “New Subsidiaries”); and (ii) 5,000 shares of Series F preferred stock of Sanovas, each of the Affiliate Subsidiaries and each of the New Subsidiaries, including the Company. Subsequently, pursuant to a board resolution dated December 1, 2017 approved by Lawrence Gerrans, the Company’s then Chief Executive Officer, President and sole director, in 2018 the Company issued 27,000,000 shares of its common stock to Sanovas Ophthalmology LLC, and issued 3,000,000 shares of its Series F preferred stock to Halo Management LLC (“Halo”), an entity owned by Mr. Gerrans, for certain enumerated consideration that was purported to have been provided. Thereafter, and in part based upon the evidence and testimony presented, and verdict and conviction rendered, in the Criminal Action (discussed below), including, but not limited to, the fact that Mr. Gerrans misled and coerced the board of Sanovas regarding the terms and need for approval of the Amended and Restated Employment Agreement, the Company’s board of directors, acting in concert with the board of directors of Sanovas, carried out an investigation with respect to actions taken by Mr. Gerrans and have determined that Halo did not provide the Company with valid consideration for the Series F preferred stock, and the Company disputes whether any of the shares of the Company issued to Halo were validly issued.

In January 2020, a jury in the United States District Court for the Northern District of California found Mr. Gerrans guilty, in a criminal proceeding (the “Criminal Action”), on 12 felony counts of wire fraud, money laundering, perjury, contempt of court, witness tampering, and obstruction of justice in connection with his activities as an officer and director of Sanovas. Thereafter, in November 2020, Sanovas commenced an action in the Court of Chancery of the State of Delaware (the “Delaware Action”) against Halo and Mr. Gerrans seeking an order declaring that any rights that Halo and/or Mr. Gerrans may have with respect to any equity securities in Sanovas and each of its affiliated subsidiaries (including, but not limited to, the Company) are void or voidable and may be cancelled. The Delaware Action is currently still pending.

On November 21,2021, the Company’s Board of Directors resolved to rescind the 3,000,000 shares of Series F preferred stock purported to be issued to Halo Management Group LLC for lack of contract consideration. The Company is aware that the management/ownership of Halo Management Group LLC may dispute this decision however, the Company is prepared to defend its decision in this case. In addition, the Company reserves the right to void the shares and adjust its filings accordingly if necessary.

Common Stock

During 2019, the Company commenced a private offering of its shares of common stock at a purchase price of $1.00 per share. For the nine months ended September 30, 2022, the Company sold an aggregate of 60,500 shares of its common stock, and the offering was concluded. No shares were sold in 2023.

The common stockholders, voting as a separate class, are entitled to elect one member of the Board of Directors.

Preferred Stock

As of September 30, 2023 and December 31, 2022, there were 3,000,000 shares of preferred stock designated as Series F preferred stock, none of which were outstanding.

The rights and privileges of the Series F preferred stock are summarized as follows:

Voting Privileges and Protective Features:

Each holder of outstanding shares of Series F preferred stock is entitled to cast the number of votes equal to the number of whole shares of common stock into which the Series F preferred stock held by such holder are convertible as of the record date for determining stockholders entitled to vote on such matter. The holders of record of a majority of outstanding Series F preferred stock shall be entitled to elect two of the members of the Board of Directors of the Company. The right to elect two directors shall terminate on the date upon which there are less than 25,000 shares of Series F preferred stock issued and outstanding.

For so long as at least 25,000 shares of Series F preferred stock remain outstanding, the vote or written consent of the holders of the majority of the outstanding shares of Series F preferred stock is necessary for the Company to conduct certain corporate actions, including, but not limited to, merger, consolidation or dissolution of the Company; certain amendments to the Certificate of Incorporation or bylaws of the Company; authorization or issuance of shares of any additional class or series of capital stock unless the same ranks on parity or junior to the Series F preferred stock with respect to voting rights.

Redemption:

The Series F preferred stock does not have redemption features.

Dividends:

There are no stated dividends on the Series F preferred stock.

Conversion:

Each share of Series F preferred stock is convertible, at the option of the holder, at any time and from time to time into shares of common stock at a conversion rate as is determined by dividing the Series F Original Issue Price by the Series F Conversion Price. “Series F Original Issue Price” initially means $0.01 and “Series F Conversion Price” initially means $0.01, as adjusted for any dilutive transaction such as stock splits, certain dividends, mergers or acquisitions.

All of the outstanding shares of Series F preferred stock will automatically convert into shares of the Company’s common stock upon the consummation of an underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, resulting in gross proceeds of at least $15,000,000 to the Company or upon written consent of at least 67% of the Series F preferred shareholders.

NOTE D - COMMON AND PREFERRED STOCK

Pursuant to the Company’s Amended and Restated Certificate of Incorporation (the “Amended and Restated Certificate of Incorporation”), filed with the Delaware Secretary of State on January 8, 2018, the Company is authorized to issue 40,000,000 shares of preferred stock and 80,000,000 shares of common stock each with a par value of $0.0001 per share. The Company has designated 3,000,000 shares of preferred stock as Series F preferred stock.

Pursuant to the terms of an employment agreement dated January 1, 2012 (the “Effective Date”) by and between Sanovas and Lawrence Gerrans, the then President and Chief Executive Officer of Sanovas (the “Original Employment Agreement”), in consideration for Mr. Gerrans’ services, Mr. Gerrans was to receive, among other consideration, the following equity securities: (i) 441,177 shares of restricted common stock of each of the wholly-owned subsidiaries of Sanovas, as of the Effective Date (the “Affiliate Subsidiaries”), representing 7.5% of the total equity capital of each such subsidiary issued and outstanding as of the date of grant; and (ii) 5,000 shares of Series F preferred stock of Sanovas and each of the Affiliate Subsidiaries. The Company was incorporated in Delaware on November 17, 2017, subsequent to the Effective Date, and as such these shares were never issued by the Company because the Company was not an Affiliate Subsidiary of Sanovas. Thereafter, in May 2015, Mr. Gerrans’ Original Employment Agreement was amended and restated with an effective date of January 1, 2012 (the “Amended and Restated Employment Agreement”), the same as the Effective Date of the Original Employment Agreement. Pursuant to the Amended and Restated Employment Agreement, in consideration for Mr. Gerrans’ services, Mr. Gerrans was to receive, among other consideration, the following equity securities: (i) 7.5% of the total equity capital of each of Sanovas’ Affiliate Subsidiaries as of the Effective Date or thereafter formed (collectively, the “New Subsidiaries”); and (ii) 5,000 shares of Series F preferred stock of Sanovas, each of the Affiliate Subsidiaries and each of the New Subsidiaries, including the Company. Subsequently, pursuant to a board resolution dated December 1, 2017 approved by Lawrence Gerrans, the Company’s then Chief Executive Officer, President and sole director, in 2018 the Company issued 27,000,000 shares of its common stock to Sanovas Ophthalmology LLC, and issued 3,000,000 shares of its Series F preferred stock to Halo Management LLC (“Halo”), an entity owned by Mr. Gerrans, for certain enumerated consideration that was purported to have been provided. Thereafter, and in part based upon the evidence and testimony presented, and verdict and conviction rendered, in the Criminal Action (discussed below), including, but not limited to, the fact that Mr. Gerrans misled and coerced the board of Sanovas regarding the terms and need for approval of the Amended and Restated Employment Agreement, the Company’s board of directors, acting in concert with the board of directors of Sanovas, carried out an investigation with respect to actions taken by Mr. Gerrans and have determined that Halo did not provide the Company with valid consideration for the Series F preferred stock, and the Company disputes whether any of the shares of the Company issued to Halo were validly issued.

In January 2020, a jury in the United States District Court for the Northern District of California found Mr. Gerrans guilty, in a criminal proceeding (the “Criminal Action”), on 12 felony counts of wire fraud, money laundering, perjury, contempt of court, witness tampering, and obstruction of justice in connection with his activities as an officer and director of Sanovas. Thereafter, in November 2020, Sanovas commenced an action in the Court of Chancery of the State of Delaware (the “Delaware Action”) against Halo and Mr. Gerrans seeking an order declaring that any rights that Halo and/or Mr. Gerrans may have with respect to any equity securities in Sanovas and each of its affiliated subsidiaries (including, but not limited to, the Company) are void or voidable and may be cancelled. The Delaware Action is currently still pending.

On November 21, 2021, the Company’s Board of Directors resolved to rescind the 3,000,000 shares of Series F preferred stock purported to be issued to Halo Management Group LLC for lack of contract consideration. The Company is aware that the management/ownership of Halo Management Group LLC may dispute this decision however, the Company is prepared to defend its decision in this case. In addition, the Company reserves the right to void the shares and adjust its filings accordingly if necessary.

Common Stock

During 2019, the Company commenced a private offering of its shares of common stock at a purchase price of $1.00 per share. For the years ended December 31, 2022 and 2021, the Company sold an aggregate of 60,500 and 398,057 shares of its common stock, respectively.

The common stockholders, voting as a separate class, are entitled to elect one member of the Board of Directors.

Preferred Stock

As of December 31, 2022 and 2021, there were 3,000,000 shares of preferred stock designated as Series F preferred stock, none of which were outstanding.

The rights and privileges of the Series F preferred stock are summarized as follows:

Voting Privileges and Protective Features:

Each holder of outstanding shares of Series F preferred stock is entitled to cast the number of votes equal to the number of whole shares of common stock into which the Series F preferred stock held by such holder are convertible as of the record date for determining stockholders entitled to vote on such matter. The holders of record of a majority of outstanding Series F preferred stock shall be entitled to elect two of the members of the Board of Directors of the Company. The right to elect two directors shall terminate on the date upon which there are less than 25,000 shares of Series F preferred stock issued and outstanding.

For so long as at least 25,000 shares of Series F preferred stock remain outstanding, the vote or written consent of the holders of the majority of the outstanding shares of Series F preferred stock is necessary for the Company to conduct certain corporate actions, including, but not limited to, merger, consolidation or dissolution of the Company; certain amendments to the Certificate of Incorporation or bylaws of the Company; authorization or issuance of shares of any additional class or series of capital stock unless the same ranks on parity or junior to the Series F preferred stock with respect to voting rights.

Redemption:

The Series F preferred stock does not have redemption features.

Dividends:

There are no stated dividends on the Series F preferred stock.

Conversion:

Each share of Series F preferred stock is convertible, at the option of the holder, at any time and from time to time into shares of common stock at a conversion rate as is determined by dividing the Series F Original Issue Price by the Series F Conversion Price. “Series F Original Issue Price” initially means $0.01 and “Series F Conversion Price” initially means $0.01, as adjusted for any dilutive transaction such as stock splits, certain dividends, mergers or acquisitions.

All of the outstanding shares of Series F preferred stock will automatically convert into shares of the Company’s common stock upon the consummation of an underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, resulting in gross proceeds of at least $15,000,000 to the Company or upon written consent of at least 67% of the Series F preferred shareholders.